1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 4, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Valerie Lithotomos

Re:	Legg Mason Partners Equity Trust (the “Registrant”), on behalf of its series, Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”)
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Dear Ms. Lithotomos:

In telephone conversations providing comments by the Staff with respect to post-effective amendments filed by certain Legg Mason funds, you asked that those funds provide the Staff, supplementally as correspondence, a copy of the completed “Fee table” and “Example” and accompanying footnotes that are expected to be included in those funds’ prospectuses.

The Registrant filed Post-Effective Amendment No. 155 (the “Amendment”) to its Registration Statement on January 6, 2010 on behalf of the Fund pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”) to include new disclosure in the Fund’s prospectus and Statement of Additional Information. Accordingly, on behalf of the Registrant, please find attached pages from the current draft of the Fund’s prospectus, which contain the requested information.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

March 4, 2010

Very truly yours,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Enclosures

cc:	Barbara J. Allen, Legg Mason & Co., LLC
George Hoyt, Legg Mason & Co., LLC
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP